                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                     For the monthly distribution period from
                       June 1, 2007 to June 30, 2007


     Commission File Number of issuing entity:  333-138237-02
                                             --------------------


                   CITIGROUP MORTGAGE LOAN TRUST 2007-AR1
    ------------------------------------------------------------------------
             (Exact name of issuing entity as specified in its charter)



     Commission File Number of depositor:         333-138237
                                             ----------------------

                    CITIGROUP MORTGAGE LOAN TRUST, INC.
    -------------------------------------------------------------------------
        (Exact name of depositor as specified in its charter)

                               CITIGROUP GLOBAL MARKETS REALTY CORP.
    -------------------------------------------------------------------------
              (Exact name of sponsor as specified in its charter)


                                    Delaware
-----------------------------------------------------------------------------
 (State or other jurisdiction of incorporation or organization of the issuing entity)


                                11-2418191
----------------------------------------------------------------------------
                          (I.R.S. Employer Identification No.)



     390 Greenwich Street, New York, NY                                10013
   ----------------------------------------                         ----------
(Address of principal executive offices of the issuing entity)      (Zip Code)


                                (212) 816-6000
    -------------------------------------------------------------------------
                     (Telephone number, including area code)


   --------------------------------------------------------------------------
             (Former name, former address, if changed since last report.)


                      Registered/reporting pursuant to (check one)

Title                                                         Name of exchange
of Class    Section 12(b) Section 12(g)  Section 15(d)       (if Section 12(b))

Class A1            { }            { }            {X}             _____________

Class A2            { }            { }            {X}             _____________

Class A3            { }            { }            {X}             _____________

Class A4            { }            { }            {X}             _____________

Class M1            { }            { }            {X}             _____________

Class M2            { }            { }            {X}             _____________

Class M3            { }            { }            {X}             _____________

Class M4            { }            { }            {X}             _____________



Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.   Yes{X}  No{ }

PART I

Item 1.   Distribution and Pool Performance Information

See Exhibit 99.1 referred to in PART II, Item 9, Exhibits.



PART II


Item 9.   Exhibits


  (a) Attached as Exhibit 99.1 is the monthly distribution report for the month of June 2007.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                    CITIGROUP MORTGAGE LOAN TRUST 2007-AR1
                                    (Issuing Entity)


                                    CitiMortgage, Inc.
                                    Master Servicer
                                    By:  /s/ Tommy Harris


                                    ----------------------------
                                     Tommy Harris
                                     Senior Vice President


Dated: July 24, 2007

                                                               EXHIBIT 99.1
                                                               ------------

                                     Citigroup Mortgage Loan Trust Inc.
                            Distribution Date Statement to Certificateholders
                                       Remic Pass-Through Certificate

 Series Name:          CMLTI 2007-AR1
 Payment Date:         07/25/2007
 Issuer:               Citigroup Mortgage Loan Trust Inc.
 Record Date:          30-Jun-07
 Determination Date:   See Foot Note
 Distribution Date:    25-Jul-07
 Distribution #:       6


 Trustee               U.S. Bank National Association
                       Clare O'Brien  (617) 603-6402

 Bond Administrator    CitiMortgage, Inc.
                       Linda Tonioli (636) 261-6229

 Paying Agent:         Citibank N.A.
                       Jennifer McCourt (212) 816-5680

---------------------------------------------------------------------------------------------------------------------------------
                                                      Next          Accrual         Accrual
                                       Current     Succeeding        Start            End
     Class          Coupon Type        Coupon        Coupon           Date           Date               Original Par     CUSIP #
---------------------------------------------------------------------------------------------------------------------------------
          A1                 LIBOR   5.40000%        5.40000%   06/25/2007        07/24/2007         $351,053,000.00    17310UAA0
          A2                 LIBOR   5.48000%        5.48000%   06/25/2007        07/24/2007         $193,153,000.00    17310UAB8
          A3                 LIBOR   5.54000%        5.54000%   06/25/2007        07/24/2007         $129,192,000.00    17310UAC6
          A4                 LIBOR   5.53000%        5.53000%   06/25/2007        07/24/2007          $74,822,000.00    17310UAD4
           P           Prepay Chgs   0.00000%        0.00000%       N/A              N/A                     $100.00    17310UAK8
                                                                                                 -------------------
                                                                                  Class A Total      $748,220,100.00

          CE                   O/C   1.22764%        0.68124%       N/A              N/A               $5,554,663.03    17310UAJ1
                                                                                                 -------------------
                                                                                 Class OC Total        $5,554,663.03

           R              Residual   0.00000%        0.00000%       N/A              N/A                       $0.00    17310UAL6
                                                                                                 -------------------
                                                                                Class RES Total                 $.00

          M1                 LIBOR   5.63000%        5.63000%   06/25/2007        07/24/2007          $18,646,000.00    17310UAE2
          M2                 LIBOR   5.75000%        5.75000%   06/25/2007        07/24/2007          $11,505,000.00    17310UAF9
          M3                 LIBOR   6.42000%        6.06783%   06/25/2007        07/24/2007           $5,554,000.00    17310UAG7
          M4                 LIBOR   6.67557%        6.06783%   06/25/2007        07/24/2007           $3,968,000.00    17310UAH5
                                                                                                 -------------------
                                                                                Class SUB Total       $39,673,000.00

                                                                                                ===================
                                                                                                     $793,447,763.03


The Determination Date of the individual servicers and sub-servicers is between the 10th and
18th of the month, adjusted for occurrences on a non-business date

                                    Citigroup Mortgage Loan Trust Inc.
                          Distribution Date Statement to Certificate Holders

                                     Remic Pass-Through Certificate

Series Name:  CMLTI 2007-AR1
Payment Date: 07/25/2007

-----------------------------------------------------------------------------------------------------------------------------------
                              Non Supported     Net WAC    Relief Act.
                 Interest        Interest      Interest     Interest      Interest       Interest       Principal
       CLASS     Accrued        Shortfall      Carryover    Shortfall    Shortfall      Recoveries      Recoveries    Interest Paid
-----------------------------------------------------------------------------------------------------------------------------------
          A1   $1,213,763.19           $0.00        $0.00         0.00         $0.00           $0.00           $0.00  $1,213,763.19
          A2     $882,065.37           $0.00        $0.00         0.00         $0.00           $0.00           $0.00    $882,065.37
          A3     $596,436.40           $0.00        $0.00         0.00         $0.00           $0.00           $0.00    $596,436.40
          A4     $303,161.85           $0.00        $0.00         0.00         $0.00           $0.00           $0.00    $303,161.85
           P           $0.00           $0.00        $0.00         0.00         $0.00           $0.00           $0.00      $1,275.00
             ----------------------------------------------------------------------------------------------------------------------
A Total        $2,995,426.81           $0.00        $0.00         0.00         $0.00           $0.00           $0.00  $2,996,701.81

          CE     $721,406.86           $0.00        $0.00         0.00         $0.00           $0.00           $0.00    $719,275.93
             ----------------------------------------------------------------------------------------------------------------------
OC Total         $721,406.86           $0.00        $0.00         0.00         $0.00           $0.00           $0.00    $719,275.93

           R           $0.00           $0.00        $0.00         0.00         $0.00           $0.00           $0.00          $0.00
             ----------------------------------------------------------------------------------------------------------------------
RES Total              $0.00           $0.00        $0.00         0.00         $0.00           $0.00           $0.00          $0.00

          M1      $87,480.82           $0.00        $0.00         0.00         $0.00           $0.00           $0.00     $87,480.82
          M2      $55,128.13           $0.00        $0.00         0.00         $0.00           $0.00           $0.00     $55,128.13
          M3      $29,713.90           $0.00        $0.00         0.00         $0.00           $0.00           $0.00     $29,713.90
          M4      $22,073.87           $0.00    $2,130.93         0.00         $0.00       $2,130.93           $0.00     $24,204.80
             ----------------------------------------------------------------------------------------------------------------------
SUB Total        $194,396.72           $0.00    $2,130.93         0.00         $0.00       $2,130.93           $0.00    $196,527.65

             ======================================================================================================================

       Total   $3,911,230.39           $0.00    $2,130.93         0.00         $0.00       $2,130.93           $0.00  $3,912,505.39


 ------------------------------------------------------------------------------------------------------------------
                     Interest                               Cum Net WAC                             Cum Unpaid
                     Paid Per                                 Interest                               Interest
      CLASS         Certificate                           Carryover Amount                          Shortfalls
 ------------------------------------------------------------------------------------------------------------------
             A1 3.45749271                                             $0.00                                $0.00
             A2 4.56666668                                             $0.00                                $0.00
             A3 4.61666667                                             $0.00                                $0.00
             A4 4.05177421                                             $0.00                                $0.00
              P 1,275.00000000                                         $0.00                                $0.00
                                   -------------------------------------------------------------------------------
        A Total                                                        $0.00                                $0.00

             CE 0.90651969                                             $0.00                                $0.00
                                   -------------------------------------------------------------------------------
       OC Total                                                        $0.00                                $0.00

              R 0.00000000                                             $0.00                                $0.00
                                   -------------------------------------------------------------------------------
      RES Total                                                        $0.00                                $0.00

             M1 4.69166685                                             $0.00                                $0.00
             M2 4.79166710                                             $0.00                                $0.00
             M3 5.35000000                                             $0.00                                $0.00
             M4 6.10000000                                             $0.00                                $0.00
                                   -------------------------------------------------------------------------------
      SUB Total                                                        $0.00                                $0.00


                                   =================================================================================
       Total                                                           $0.00                                $0.00


P Class Interest Paid, represents Prepayment Charges collected by the Master Servicer or any Sub-Servicer in connection with the Principal Prepayment of any of the Mortgage loans or servicer Prepayment Charge Payment Amount.

                                   Citigroup Mortgage Loan Trust Inc.
                            Distribution Date Statement to Certificateholders
                                     Remic Pass-Through Certificate

Series Name: CMLTI  2007-AR1
Payment Date: 07/25/2007

---------------------------------------------------------------------------------------------------------------
                                             Certificate
                                             Reductions
                                             not part of                          Principal
                                            distributions                            Paid          Cumulative
                           Principal          to reduce          Principal           Per           Principal
         CLASS                Due           Stated Amount          Paid           Certificate         Loss
---------------------------------------------------------------------------------------------------------------
                    A1     $10,581,874.73               $0.00     $10,581,874.73    30.14323971            0.00
                    A2               $.00               $0.00               $.00     0.00000000            0.00
                    A3               $.00               $0.00               $.00     0.00000000            0.00
                    A4      $1,175,763.86               $0.00      $1,175,763.86    15.71414637            0.00
                     P               $.00               $0.00               $.00     0.00000000            0.00
           ----------------------------------------------------------------------------------------------------
              A Total      $11,757,638.59               $0.00     $11,757,638.59                           0.00
                    CE               $.00               $0.00               $.00     0.00000000            0.00
           ----------------------------------------------------------------------------------------------------
             OC Total                $.00               $0.00               $.00                           0.00
                     R               $.00               $0.00               $.00     0.00000000            0.00
           ----------------------------------------------------------------------------------------------------
            RES Total                $.00               $0.00               $.00                           0.00
                    M1               $.00               $0.00               $.00     0.00000000            0.00
                    M2               $.00               $0.00               $.00     0.00000000            0.00
                    M3               $.00               $0.00               $.00     0.00000000            0.00
                    M4               $.00               $0.00               $.00     0.00000000            0.00
           ----------------------------------------------------------------------------------------------------
            SUB Total                $.00               $0.00               $.00                           0.00
          =====================================================================================================
                Total      $11,757,638.59               $0.00     $11,757,638.59                           0.00




                                 Citigroup Mortgage Loan Trust Inc.
                         Distribution Date Statement to Certificateholders
                                   Remic Pass-Through Certificate

Series Name:    CMLTI 2007-AR1
Payment Date:   07/25/2007

-----------------------------------------------------------------------------------------------------------------------------------
  CLASS  Previous Period's  Ending Period's Beginning Balance Ending Balance  Ending Balance  Beginning     Ending       Prepayment
               Balance         Balance       Per Certificate  Per Certificate   Pool Factor   Class PCT    Class PCT     Percentage
-----------------------------------------------------------------------------------------------------------------------------------
     A1     $269,725,154.44  $259,143,279.71   768.33171755  738.18847784  0.73818848 38.363204516%  37.484997457%   90.000000000%
     A2     $193,153,000.00  $193,153,000.00 1,000.000000001,000.00000000  1.00000000 27.472291405%  27.939523347%    0.000000000%
     A3     $129,192,000.00  $129,192,000.00 1,000.000000001,000.00000000  1.00000000 18.375071944%  18.687583937%    0.000000000%
     A4      $65,785,572.71   $64,609,808.85   879.22766980  863.51352343  0.86351352  9.356729762%   9.345789414%   10.000000000%
      P             $100.00          $100.00 1,000.000000001,000.00000000  1.00000000  0.000014223%   0.000014465%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
A Total     $657,855,827.15  $646,098,188.56                                          93.567311851%  93.457908622%  100.000000000%
     CE       $5,554,134.34    $5,554,134.34   886.11120084  871.29278352  0.87129278  0.789968559%   0.803403861%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
OC Total      $5,554,134.34    $5,554,134.34                                           0.789968559%   0.803403861%    0.000000000%
      R                $.00             $.00     0.00000000    0.00000000  0.00000000  0.000000000%   0.000000000%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
RES Total              $.00             $.00                                           0.000000000%   0.000000000%    0.000000000%
     M1      $18,646,000.00   $18,646,000.00 1,000.000000001,000.00000000  1.00000000  2.652034115%   2.697138291%    0.000000000%
     M2      $11,505,000.00   $11,505,000.00 1,000.000000001,000.00000000  1.00000000  1.636364501%   1.664194789%    0.000000000%
     M3       $5,554,000.00    $5,554,000.00 1,000.000000001,000.00000000  1.00000000  0.789949451%   0.803384429%    0.000000000%
     M4       $3,968,000.00    $3,968,000.00 1,000.000000001,000.00000000  1.00000000  0.564371520%   0.573970006%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
SUB Total    $39,673,000.00   $39,673,000.00                                           5.642719589%   5.738687516%    0.000000000%

            ======================================================================================================================
Total         $703,082,961.49  $691,325,322.90                                       100.000000000% 100.000000000%  100.0000000000%


PO Balance             $.00             $.00
Non PO Bal   $703,082,961.49  $691,325,322.90

                                     Citigroup Mortgage Loan Trust Inc.
                                         DISTRIBUTION DATE STATEMENT
Series Name:  CMLTI 2007-AR1           REMIC PASS-THROUGH CERTIFICATE
Pmt Date:    07/25/2007

   Advances:
     Aggregate Amount of P&I Advances for such Distribution Date:$4,451,852.77
   Summary of Disbursements         Withdrawel/
         Remittances        Residual  (Deposit)    P&I Distributed
     -------------------------------------------------------------
       15,670,143.98           $0.00     $0.00   $15,670,143.98


    Extraordinary Trust  Fund Expenses withdrawn from the Collection     $0.00
    Account or Distribution Account for such Distribution Date:


    Over Collateralization Summary
    ------------------------------
       Target Over Collateralization Amount        $5,554,134.34

       Prior to Application of Excess Interest
      ----------------------------------------
         Over Collateralization Amount             $5,554,134.34
         Deficiency Amount                                 $0.00
       Release Amount                                      $0.00

       Monthly Excess Interest                       $721,406.86


       After Application of Excess Interest
      -------------------------------------
         Over Collateralization Amount             $5,554,134.34
         Deficiency Amount                                 $0.00
   Net Wac Rate Carryover Reserve Account
  ---------------------------------------

        Begin                               Remaining
       Balance    Deposits    Withdrawels    Balance
      ------------------------------------------------

          $0.00    $2,130.93     $2,130.93         $0.00

   Cap Amount for the benefit of covered classes:          $0.00

                                                      Trigger
                      Test         Calc %  Trigger %  Broken ?
  ------------------------------------------------------------
                  Delinquencies    6.070     2.573      Y
                     Cum Losses    0.000     0.200      F
  Senior Enhancement Percentage    6.433    11.400      Y

  Cap Account
  -----------

    Begin                               Remaining
   Balance    Deposits   Withdrawals     Balance
 -----------------------------------------------
    $0.00       $0.00        $0.00         $0.00

  Deposits to Certificate Account

  Type                   Retained by CMI       Amount        Balance
 --------------------------------------------------------------------
  Cap Account Payments                 No      $0.00           $0.00

Loan level information (including data on REO, loans in foreclosure and realized losses) is available on the Citimortgagembs.com website in the payment and summary section of the CMLTI shelf

                               Citigroup Mortgage Loan Trust Inc.
                        Distribution Date Statement to Certificateholders
                                 Remic Pass-Through Certificate

Series Name: CMLTI 2007-AR1
Payment Date: 07/25/2007


   2007-AR1 1
   COLLATERAL INFORMATION:

             GENERAL INFORMATION:
                         AT ISSUE             BEGINNING          ENDING
     WAC-SCHED BAL              6.95%                6.96%
               WAM               356                  351              350
           AVG LTV                76                   76               76
     AVG LOAN SIZE          $319,939             $312,481         $312,958
        # OF LOANS             2,480                2,250            2,209
    ACTUAL BALANCE   $793,581,520.74      $703,165,557.69  $691,413,150.89
 SCHEDULED BALANCE   $793,447,763.03      $703,082,961.49  $691,325,322.90

            TYPE OF DWELLING UNIT:
             AT ISSUE                       CURRENT
    Single Family  57.27%        Single Family   56.81%
              PUD  25.44%                  PUD   25.33%
            Condo  11.45%                Condo   12.05%
       2-4 Family   5.70%           2-4 Family    5.65%
            Other   0.14%                Other    0.16%


  GEOGRAPHIC DISTRIBUTION:          LTV DISTRIBUTION:

    AT ISSUE         CURRENT                               AT ISSUE    CURRENT
     CA  29%        CA   30%            65% AND BELOW        10%           9%
     FL  16%        FL   17%                65.01-75%        32%          31%
     GA   6%        GA    6%                75.01-80%        52%          54%
     IL   6%        IL    5%                 OVER 80%         6%           6%
     AZ   4%        AZ    4%
  OTHER  39%     OTHER   38%



  CREDIT ENHANCEMENT:
                                     AT ISSUE                  CURRENT
     SUBORDINATION              5.00%   $39,673,000.00   5.74%    $39,673,000.00
     OVERCOLLATERALIZATION      0.70%    $5,554,663.03   0.80%     $5,554,134.34




 PREPAYMENT INFORMATION:
           SCHEDULED PRINCIPAL:    $93,806.54
         PRINCIPAL PREPAYMENTS:$11,663,832.05
                                         1 MONTH   3 MONTH  12 MONTH CUMULATIVE
            PRICING SPEED(PSA):See Prospectus
       PREPAYMENT HISTORY(PSA):              889%    1,010%        0%   1,533%
       PREPAYMENT HISTORY(CPR):            18.20%    18.66%     0.00%   23.96%


 DELINQUENCY   (1)

 ---------------------------------------------------------------------------------------------------------
                                                   Number of    Amount of Scheduled    Amount of Actual
 Pool                               Item             loans              Balance               Balance
                                                    #   PCT        Amount      PCT      Amount       PCT
 ---------------------------------------------------------------------------------------------------------
                                  (2) 30-59 Days   74   3.35%22,722,329.72    3.29%$22,728,291.11   3.29%
                                  (2) 60-89 Days   37   1.67%15,606,360.60    2.26%$15,609,336.09   2.26%
                                   (2) 90 + Days   57   2.58%25,604,296.43    3.70%$25,616,087.41   3.71%
                  REAL ESTATE OWNED BY THE TRUST    2   0.09%    $738,000.00  0.11%   $738,000.00   0.11%
                         FORECLOSURES IN PROCESS   41   1.86%19,306,148.75    2.79%$19,314,415.99   2.79%
                         BANKRUPTCIES IN PROCESS    4   0.18%  $1,266,291.17  0.18% $1,266,291.17   0.18%
                        PURCHASE AMOUNT ADVANCES                         NA

             (1)  DETERMINED BY THE MBA METHOD.
             (2)  DOES NOT INCLUDE REAL ESTATE OWNED BY THE TRUST.

 -------------------------------------------------------------------------------

                               Citigroup Mortgage Loan Trust Inc.
                        Distribution Date Statement to Certificateholders
                                 Remic Pass-Through Certificate

Series Name: CMLTI 2007-AR1
Payment Date: 07/25/2007

----------------------------------------------------
Item                                        2007-AR1
----------------------------------------------------
Collateral Description                             1
Net WAC RATE                                6.67557%
Principal and Interest Constant         4,005,036.93
Beginning Loan Count                           2,250
Ending Loan Count                              2,209
Loans Paid in Full                                41
Beginning Scheduled Balance           703,082,961.49
Ending Scheduled Balance              691,325,322.90
Scheduled Principal                        93,806.54
Unscheduled Principal                  11,663,832.05
Scheduled Interest                      3,911,230.39
Net Servicing Fee                         126,392.06
Administration Fee                              0.00
Realized Loss Amount                            0.00
Cumulative Realized Loss                        0.00
Amount of P&I Advances                  4,451,852.77


         -----------------------------------------------------------------------